Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable – third parties	$ 3,510,261	$ 3,439,799
Accounts receivable – related parties	1,267,547	483,628
Total accounts receivable, gross	4,777,808	3,923,427
Less: allowance for doubtful accounts	(270,693)	(103,990)
Accounts receivable, net	$ 4,507,115	$ 3,819,437